SHORT-TERM AND LONG-TERM DEBT - Schedule of Debt Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
2025	$ 689,045
2026	507,697
2027	463,639
2028	316,264
2029	599,537
Thereafter	286,058
Total debt principal	$ 2,862,240	$ 2,163,688